Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Registrant Name	dei_EntityRegistrantName	Value Line Small Cap Opportunities Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000895429
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2019
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Value Line Small Cap Opportunities Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line Small Cap Opportunities Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Value Line Small Cap Opportunities Fund, Inc. (the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate for the Investor Class and the Institutional Class was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waiver and expense reimbursement is never terminated by the Fund’s Board. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets in stocks of U.S. companies with small market capitalizations (the “80% Policy”). A portion of the Fund’s assets may also be invested in stocks of U.S. mid-market capitalization companies.

The Adviser defines “stocks of U.S. companies” as companies that do business in the U.S., are organized in the U.S. or whose stock is traded on a U.S. exchange or over-the-counter market. Although there is not a universal definition of a “small market capitalization company,” the Adviser considers a company with a market capitalization of less than $5 billion to be a small market capitalization company. Small-growth portfolios focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These portfolios tend to favor companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast-growing and often richly valued, their stocks tend to be volatile. A company’s categorization is based on its market capitalization at the time of investment by the Fund. The 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice.

While the Fund is actively managed by the Adviser, the Adviser utilizes the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) to assist in selecting equity securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of approximately 1,700 stocks of large-, mid- and small-market capitalization companies for the Value Line Timeliness Ranking System and approximately 2,900 stocks of smaller and mid-sized capitalization companies for the Value Line Performance Ranking System. While the Adviser utilizes the rankings of companies by the Ranking Systems in selecting stocks for the Fund, it has broad discretion in managing the Fund’s portfolio, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio.

The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Adviser invests at least 80% of the Fund's assets in stocks of U.S. companies with small market capitalizations (the "80% Policy"). A portion of the Fund's assets may also be invested in stocks of U.S. mid-market capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in this Fund you should carefully evaluate the risks.

■    Market Risk. The chief risk that you assume when investing in the Fund is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole.

■    Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

■    Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or may operate in less established markets. Accordingly, small and mid-sized company securities may be more sensitive to changing economic, market, and industry conditions and may be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

■    Illiquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like when there is little or no active trading market. If a security cannot be sold by the Fund at a favorable time and price, the Fund may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Fund’s performance.

■    Liquidity Risk. In October 2016, the Securities and Exchange Commission (the “SEC”) adopted rules that require open-end funds to establish a liquidity risk management program. The impact the rule will have on the Fund, and on the open-end fund industry, has yet to be fully realized, but any related changes may negatively affect the Fund’s performance and its ability to achieve its investment objective.

■    Ranking Systems Risk. The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio.

■    Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage the Fund’s portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results.

■    Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 21.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the Russell 2000 Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund's Investor Class shares have varied over the past ten calendar years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns of Investor Class (before taxes) as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2 2009	+16.67%
Worst Quarter:	Q3 2011	–15.35%

As of June 30, 2019, the Fund had a year-to-date total return of 20.5%.

After-tax returns shares included in the table that follows are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shares included in the table that follows are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.

Value Line Small Cap Opportunities Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLEOX
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
1 year	rr_ExpenseExampleYear01	$ 123
3 years	rr_ExpenseExampleYear03	384
5 years	rr_ExpenseExampleYear05	665
10 years	rr_ExpenseExampleYear10	$ 1,466
2009	rr_AnnualReturn2009	24.63%
2010	rr_AnnualReturn2010	21.15%
2011	rr_AnnualReturn2011	7.45%
2012	rr_AnnualReturn2012	16.94%
2013	rr_AnnualReturn2013	36.10%
2014	rr_AnnualReturn2014	6.37%
2015	rr_AnnualReturn2015	1.94%
2016	rr_AnnualReturn2016	14.37%
2017	rr_AnnualReturn2017	17.64%
2018	rr_AnnualReturn2018	(4.74%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.35%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.74%)
5 years	rr_AverageAnnualReturnYear05	6.80%
10 years	rr_AverageAnnualReturnYear10	13.63%
Value Line Small Cap Opportunities Fund, Inc. | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLEIX
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	$ 1,178
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.49%)
Value Line Small Cap Opportunities Fund, Inc. | Return after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(2.87%)
5 years	rr_AverageAnnualReturnYear05	4.71%
10 years	rr_AverageAnnualReturnYear10	12.22%
Value Line Small Cap Opportunities Fund, Inc. | Return after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
5 years	rr_AverageAnnualReturnYear05	5.15%
10 years	rr_AverageAnnualReturnYear10	11.34%
Value Line Small Cap Opportunities Fund, Inc. | Russell 2000 Index (Reflects no deduction for fees, expenses taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses taxes
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (Reflects no deduction for fees, expenses taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 years	rr_AverageAnnualReturnYear05	4.41%
10 years	rr_AverageAnnualReturnYear10	11.97%

[1]	EULAV Asset Management (the "Adviser") and EULAV Securities LLC, the Fund's principal underwriter (the "Distributor"), have agreed to permanently waive certain class-specific fees and/or pay certain class-specific expenses incurred by the Institutional Class so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class's class-specific fees and expenses (excluding 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes) (the "Expense Limitation"). The Adviser and the Distributor may subsequently recover from assets attributable to the Institutional Class the reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Institutional Class's expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated only with the agreement of the Fund's board.